Income Taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2025 MYR (RM)	Dec. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2025 MYR (RM)	Jul. 31, 2025 SGD ($)	Jul. 31, 2024 MYR (RM)	Jul. 31, 2024 SGD ($)	Jul. 31, 2023 USD ($)
Titan Pharmaceuticals Inc [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Changes in valuation allowance	$ 5,300,000			$ 4,500,000
Unrecognized tax benefits	$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%			21.00%
Additional Paid in Capital	$ 400,576,000			$ 398,974,000
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	(522,000)			(980,000)
Deferred Tax Assets, Valuation Allowance	55,142,000			$ 60,480,000
TALENTEC SDN. BHD. [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Additional Paid in Capital		$ 782,865			$ 782,865	RM 2,500,000
Gross Profit		884,928	RM 50,000,000		686,835
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount		35,685			26,049
Deferred Tax Assets, Valuation Allowance		$ 146,561			$ 189,010					$ 242,146
TALENTEC SDN. BHD. [Member] | In Excess Of RM600,000 [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		24.00%	24.00%		24.00%
TALENTEC SDN. BHD. [Member] | The First RM600,000 [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		17.00%	17.00%		17.00%
Gross Profit | RM			RM 600,000
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount		$ 150,000
TALENTEC SDN. BHD. [Member] | Inland Revenue, Singapore (IRAS) [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		17.00%	17.00%
Unabsorbed tax losses		$ 711,845			$ 641,054		$ 923,761		$ 857,217
TALENTEC SDN. BHD. [Member] | The Inland Revenue Board Of Malaysia [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Unabsorbed tax losses		$ 150,278			$ 470,769	RM 640,561		RM 2,160,122
Domestic Tax Jurisdiction [Member] | Titan Pharmaceuticals Inc [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Operating loss carryforwards	109,600,000
Operating loss carry forwards not subject to expiration	$ 66,800,000
Operating loss carryforwards, limitations on use percentage	0.80
Domestic Tax Jurisdiction [Member] | Titan Pharmaceuticals Inc [Member] | Research Tax Credit Carryforward [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Operating loss carryforwards	$ 4,400,000
California Franchise Tax Board [Member] | Titan Pharmaceuticals Inc [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Operating loss carryforwards	121,500,000
State and Local Jurisdiction [Member] | Titan Pharmaceuticals Inc [Member] | Research Tax Credit Carryforward [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Tax credit carryforward, amount	$ 9,100,000